Lease obligation (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Lease Obligations	$ 595,517	$ 1,246,723
Current Portion Of Lease Obligations	(343,513)	(650,315)
Long-term Lease Obligations	252,004	596,408
Office Building [Member]
Lease Obligations	550,548	858,378
Aircraft
Lease Obligations	37,242	378,769
Printer
Lease Obligations	$ 7,727	$ 9,576